Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000206642 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000206642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206642 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000206642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000206642 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000206642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000206641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206641 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000206641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206641 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000206641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000206641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000206641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000206644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000206644 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000206644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000206644 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000206644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000206643 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000206643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000206643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000206643 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000206643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000206643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000206643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000206643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000206643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%